Share Based Compensation (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Sales and marketing expenses	$ 103	$ 359
General and administrative expenses	232	254
Research and development expenses	159	363
Total compensation expense	$ 494	$ 976